Schedule of Components of Income tax Benefits (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Current income tax expense (refund) - federal
Current income tax expense (refund) - state
Total current income tax expense (refund)
Deferred income tax expense (benefit) - federal
Deferred income tax expense (benefit) - state
Total deferred income tax expense (benefit)
Total provision for income taxes